Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 15,836	$ 14,139	$ 58,503	$ 54,553	$ 54,286
Property, plant and equipment held under capital lease arrangements, gross			3,302	3,183
Tangible assets write-down			8,000
Technology Related Intangible Assets
Property Plant And Equipment [Line Items]
Tangible assets write-down			2,240
Computer Software Amortization
Property Plant And Equipment [Line Items]
Depreciation and amortization			11,400	9,471	9,114
Effect of Reclassification of Foreign Exchange (Gains) Losses
Property Plant And Equipment [Line Items]
Depreciation and amortization	(349)	(228)	(1,727)	744	2,501
Assets Held Under Capital Leases
Property Plant And Equipment [Line Items]
Depreciation and amortization			1,682	1,564	1,594
Depreciation Expense on Property, Plant And Equipment
Property Plant And Equipment [Line Items]
Depreciation and amortization	12,275	11,230	44,909	$ 45,826	$ 47,673
Computer Software
Property Plant And Equipment [Line Items]
Tangible assets write-down			$ 5,760
Computer Software Amortization
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 3,212	$ 2,679